PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Net Periodic Benefit Cost - Continuing Operations (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net periodic benefit cost
Settlement charges	$ (43)	$ (755)	$ (46)	$ (755)	$ (1)
Pension benefits
Net periodic benefit cost
Service cost			83	74	87
Interest cost			95	172	178
Expected return on plan assets			(163)	(264)	(303)
Amortization of net losses and other deferred amounts			77	58	94
Net periodic benefit cost			138	795	57
OPEB
Net periodic benefit cost
Service cost			1	1	1
Interest cost			6	8	7
Amortization of net losses and prior service credit			(18)	(27)	(25)
Net periodic benefit cost			$ (11)	$ (18)	$ (17)